Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations
Operating expenses, recovery on loss	$ 5,000,000	$ 0	$ 0